Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 10,610	$ 8,626	$ 30,891	$ 24,031
Interest expense	5,562	4,030	16,122	10,569
Net interest income	5,048	4,596	14,769	13,462
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	3,210	2,109	8,997	5,617
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	298	234	857	558
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	7,102	6,283	21,037	17,856
Interest expense [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	2,778	1,730	7,774	4,464
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 2,784	$ 2,300	$ 8,348	$ 6,105